Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Taxes
Schedule of total income tax expense (benefit)
	Year ended December 31,
	2015	2014
Income tax expense (benefit) from continuing operations	$14,401	$(16,804)
Income tax expense from discontinued operations	341	—
Total income tax expense (benefit)	$14,742	$(16,804)

Schedule of income (loss) before income taxes from continuing operations
	Year ended December 31,
	2015	2014
U.S. operations	$27,605	$(45,203)
Foreign operations	100	2,574
Income (loss) before income taxes	$27,705	$(42,629)

Schedule of income tax provision and effective income tax rate

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Income tax provision	$711	$(4,571)	$12,780	$3,932
Effective income tax rate	13.4%	38.5%	35.2%	48.8%

	Year ended December 31,
	2015	2014
Current:
U.S. federal	$20,382	$25,136
State and local	4,822	4,091
Foreign	1,029	842
Current income tax expense	26,233	30,069
Deferred
U.S. federal	(12,584)	(42,047)
State and local	798	(4,826)
Foreign	(46)	—
Deferred income tax benefit	(11,832)	(46,873)
Total income tax expense (benefit)	$14,401	$(16,804)

Schedule of the factors accounting for the variation in our overall effective tax rates from continuing operations compared to U.S. statutory income tax rates
	Year ended December 31,
	2015	2014
Federal income tax expense (benefit) at the statutory rate	$9,697	$(14,920)
State and local taxes, net of federal benefit	3,922	(2,167)
Non‑deductible costs (permanent differences)	1,070	815
Unrecognized tax positions	508	(240)
Other	(796)	(292)
Total income tax expense (benefit)	$14,401	$(16,804)

Schedule of the components of our deferred tax assets and liabilities
	Year ended December 31,
	2015	2014
Deferred tax assets:
Allowance for doubtful accounts and estimated allowance for refunds and appeals	$35,174	$33,443
Accrued compensation	540	2,461
Deferred rent	156	250
Stock compensation	2,960	1,745
Tax credit and net operating loss carryforward	1,652	939
Deferred debt issuance costs	—	1,124
Other deductible temporary differences	6,353	3,953
Gross deferred tax assets	46,835	43,915
Less: valuation allowance	(440)	(51)
Total deferred tax assets	46,395	43,864
Deferred tax liabilities:
Unbilled receivables and other liabilities	(2,435)	(2,975)
Intangibles and goodwill	(161,099)	(175,507)
Property and equipment	(8,706)	(5,264)
Software development costs	(1,998)	(1,835)
Other taxable temporary differences	(1,441)	(1,230)
Total gross deferred tax liabilities	(175,679)	(186,811)
Net deferred tax liability	$(129,284)	$(142,947)

Schedule of the reconciliation of the beginning and ending amount of unrecognized tax benefits
	Year ended December 31,
	2015	2014
Unrecognized tax benefits — January 1	$4,324	$1,321
Increase for tax positions of acquired entities	—	2,341
Increase for tax positions taken in prior period	619	—
Increase for tax positions taken in current period	694	734
Decrease for tax positions taken in prior period	—	(8)
Decrease for tax positions taken in current period	(146)	—
Decrease related to lapse in statute of limitations	(554)	(64)
Unrecognized tax benefits — December 31	$4,937	$4,324